OTHER ASSETS	12 Months Ended
Dec. 31, 2022
OTHER ASSETS
OTHER ASSETS

8.OTHER ASSETS

A)Other Current Assets

	As at	As at
	December 31,	December 31,
	2022	2021
Federal, provincial and other sales taxes receivable	$100,267	$81,450
Prepaid expenses	110,649	90,681
Short term investments	9,896	5,288
Other	39,140	26,715
Total other current assets	$259,952	$204,134

B)Other Assets

	As at	As at
	December 31,	December 31,
	2022	2021
Non-current ore in stockpiles and on leach pads	$405,988	$274,576
Non-current prepaid expenses	26,102	27,481
Non-current loans receivable	3,939	37,942
Intangible asset	13,318	—
Investment in associate	10,732	—
Other	6,831	13,199
Total other assets	$466,910	$353,198

The Company currently has an intangible asset with a finite useful life which is amortized on a straight-line basis, which represents an electricity contract acquired as part of the Merger under which the Detour Lake mine is paying below market rates over a five year period.

During the year ended December 31, 2022, the non-current loan receivable relating to the credit facility provided to Orla Mining Ltd. (“Orla”) was repaid in full and the Company received proceeds of $40.0 million.